UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: FEBRUARY 28, 2018                (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Essex Small/Micro Cap Growth Fund Schedule of Portfolio Investments (unaudited) February 28, 2018

	Shares	Value

Common Stocks - 98.0%

Consumer Discretionary - 10.6%

Beazer Homes USA, Inc.*	19,317	$303,663

Big Lots, Inc.[1]	3,769	211,818

Callaway Golf Co.	18,367	284,321

Cavco Industries, Inc.*	2,105	334,906

Chegg, Inc.*	15,176	302,154

Clarus Corp.*	33,984	227,693

Five Below, Inc.*	4,618	308,713

Johnson Outdoors, Inc., Class A	2,717	167,476

Kirkland’s, Inc.*	14,802	129,666

Tenneco, Inc.	3,293	173,047

Total Consumer Discretionary		2,443,457

Consumer Staples - 2.7%

B&G Foods, Inc.[1]	6,520	180,604

Central Garden & Pet Co., Class A*	6,416	232,516

SunOpta, Inc. (Canada)*,1	28,755	199,847

Total Consumer Staples		612,967

Energy - 2.6%

Ardmore Shipping Corp. (Ireland)*,1	22,169	167,376

Aspen Aerogels, Inc.*	42,412	195,095

Matador Resources Co.*	8,047	232,237

Total Energy		594,708

Financials - 6.7%

Atlas Financial Holdings, Inc.*	13,717	240,733

Bank of Commerce Holdings	20,200	218,160

Evercore, Inc., Class A	2,614	243,233

First Bank/Hamilton NJ	18,033	249,757

First Foundation, Inc.*	12,697	231,847

James River Group Holdings, Ltd. (Bermuda)	4,821	157,695

Stewart Information Services Corp.	5,025	201,653

Total Financials		1,543,078

Health Care - 21.4%

AtriCure, Inc.*	11,951	211,174

AxoGen, Inc.*	20,573	600,732

Corcept Therapeutics, Inc.*,1	19,555	297,040

Corindus Vascular Robotics, Inc.*	126,667	126,667

Corium International, Inc.*	17,512	227,656

Cutera, Inc.*	8,200	369,410

Eagle Pharmaceuticals, Inc. *,1	2,683	150,624

Harvard Bioscience, Inc.*	73,672	346,258

Insulet Corp.*	5,264	395,274

Lantheus Holdings, Inc.*	16,475	252,068

	Shares	Value

Mazor Robotics, Ltd., Sponsored ADR (Israel)*,1	3,802	$241,123

Neos Therapeutics, Inc.*,1	25,429	211,061

Novocure, Ltd. (Jersey)*	15,922	327,197

Nuvectra Corp.*	22,373	238,720

Recro Pharma, Inc.*	12,629	113,787

SteadyMed, Ltd. (Israel)*	34,725	116,329

Supernus Pharmaceuticals, Inc.*	7,027	273,350

Veracyte, Inc.*	26,447	159,211

Vocera Communications, Inc.*	10,355	284,762

Total Health Care		4,942,443

Industrials - 23.2%

AAR Corp.	5,840	248,667

Aerovironment, Inc.*	3,318	164,971

Air Transport Services Group, Inc.*	8,962	237,224

Arotech Corp.*	58,090	191,697

Builders FirstSource, Inc.*	16,840	322,991

Columbus McKinnon Corp.	7,571	268,770

Ennis, Inc.	11,034	215,163

Gencor Industries, Inc.*	13,274	214,375

Knoll, Inc.	11,000	233,970

Kornit Digital, Ltd. (Israel)*,1	13,818	176,870

LB Foster Co., Class A*,1	4,398	115,008

LSI Industries, Inc.	31,729	247,803

Luxfer Holdings PLC (United Kingdom)	15,585	209,462

Manitex International, Inc.*	31,573	331,201

Patrick Industries, Inc.*	5,397	331,646

Primoris Services Corp.	7,164	178,384

RADA Electronic Industries, Ltd. (Israel)*	36,178	73,080

Sterling Construction Co., Inc.*	18,299	221,052

Textainer Group Holdings, Ltd.*,1	10,435	170,091

Titan International, Inc.	19,283	247,979

Ultralife Corp.*	15,278	122,988

USA Truck, Inc.*	21,016	537,169

WageWorks, Inc.*	2,614	137,104

Willdan Group, Inc.*	7,910	165,873

Total Industrials		5,363,538

Information Technology - 26.0%

Adesto Technologies Corp.*,1	32,423	209,128

Amber Road, Inc.*	15,488	140,941

Asure Software, Inc.*,1	16,211	231,007

AXT, Inc.*	44,407	331,942

Benefitfocus, Inc.*,1	6,553	158,583

Callidus Software, Inc.*	7,990	286,841

1

AMG Managers Essex Small/Micro Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 26.0% (continued)

Control4 Corp.*	8,692	$208,956

Datawatch Corp.*	27,058	252,992

Electro Scientific Industries, Inc.*	15,777	282,882

EXFO,Inc.(Canada)*	52,370	230,428

The Hackett Group, Inc.	12,766	230,171

Identiv, Inc.*,1	66,888	258,857

Intevac, Inc.*	27,364	165,552

Lumentum Holdings, Inc.*,1	3,157	192,577

Mimecast, Ltd.*	7,706	267,706

Mitek Systems, Inc.*	32,796	250,889

Model N, Inc.*,1	16,263	278,097

Novanta, Inc.*	9,337	521,471

Oclaro, Inc.*,1	17,993	129,010

Proofpoint, Inc.*	2,886	309,293

QuinStreet, Inc.*	26,791	351,766

Reis, Inc.	10,151	195,407

Telenav, Inc.*	33,204	180,962

USA Technologies, Inc.*	40,910	333,416

Total Information Technology		5,998,874

Materials - 4.8%

Carpenter Technology Corp.	4,618	235,241

Codexis, Inc.*	38,126	364,103

Ferro Corp.*	13,987	299,182

Olympic Steel, Inc.	9,099	205,001

Total Materials		1,103,527

Total Common Stocks (Cost $15,233,941)		22,602,592

	Shares	Value

Rights - 0.0%

Health Care - 0.0%

Dyax Corp., CVR Expiration 12/31/19*,2,3 (Cost $0)	10,896	$0

	Principal Amount

Short-Term Investments - 10.0%

Joint Repurchase Agreements - 7.9%[4]

ING Financial Markets, LLC dated 02/28/18, due 03/01/18, 1.360% total to be received $1,000,038 (collateralized by various U.S. Government Agency Obligations, 2.191% -6.000%, 07/01/25 - 02/01/48, totaling $1,020,000)	$1,000,000	1,000,000

Royal Bank of Scotland PLC, dated 02/28/18, due 03/01/18, 1.350% total to be received $818,821 (collateralized by various U.S. Government Agency Obligations, 0.494% - 3.750%, 07/31/18 - 11/15/45, totaling $835,167)	818,790	818,790

Total Joint Repurchase Agreements		1,818,790

	Shares

Other Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.32%[5]	478,470	478,470
Total Short-Term Investments (Cost $2,297,260)		2,297,260
Total Investments - 108.0% (Cost $17,531,201)		24,899,852
Other Assets, less Liabilities - (8.0)%		(1,835,131)
Net Assets - 100.0%		$23,064,721

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $1,718,352 or 7.5% of net assets, were out on loan to various brokers.
[2]	Security’s value was determined by using significant unobservable inputs.
[3]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.
[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[5]	Yield shown represents the February 28, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

CVR  Contingent Value Rights

2

AMG Managers Essex Small/Micro Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of February 28, 2018:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$22,602,592	—	—	$22,602,592

Rights	—	—	$0	—

Short-Term Investments

Joint Repurchase Agreements	—	$1,818,790	—	1,818,790

Other Investment Companies	478,470	—	—	478,470

Total Investments in Securities	$23,081,062	$1,818,790	$0	$24,899,852

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

At February 28, 2018, the Level 3 securities are Rights received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs which generated a change in unrealized appreciation/depreciation of $(109).

As of February 28, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

3

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

4

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: April 27, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: April 27, 2018